UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams          Bethesda, Maryland              May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  11
Form 13F Information Table Value Total:  $1,154,325
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2013
COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COL 6   COL 7             COLUMN 8

                                                       VALUE     SHS OR    SH/ PUT/  INVSMT  OTHR            VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRTN  MGRS      SOLE       SHARED    NONE

AON PLC                     SHS CL A        G0408V102   93,480   1,520,000 SH        SOLE    NONE      1,520,000
BANK NEW YORK MELLON CORP   COM             064058100  120,357   4,300,000 SH        SOLE    NONE      4,300,000
DELL INC                    COM             24702R101   63,769   4,450,000 SH        SOLE    NONE      4,450,000
FOSTER WHEELER AG           COM             H27178104  134,815   5,900,000 SH        SOLE    NONE      5,900,000
GENERAL DYNAMICS CORP       COM             369550108  230,568   3,270,000 SH        SOLE    NONE      3,270,000
GENERAL DYNAMICS CORP       COM             369550108  141,020   2,000,000     CALL  SOLE    NONE      2,000,000
PFIZER INC                  COM             717081103   25,974     900,000 SH        SOLE    NONE        900,000
PIONEER NAT RES CO          COM             723787107   44,730     360,000 SH        SOLE    NONE        360,000
RENAISSANCERE HOLDINGS LTD  COM             G7496G103   64,453     700,657 SH        SOLE    NONE        700,657
SIGNET JEWELERS LIMITED     SHS             G81276100  184,920   2,760,000 SH        SOLE    NONE      2,760,000
SMITH A O                   COM             831865209   50,239     682,868 SH        SOLE    NONE        682,868